CAPITAL STOCK - Completed public offerings ofcommon stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Stock Issued During Period Shares New Issues							13,019,240	14,377,126
Stock Issued During Period, Value, New Issues							$ 71,050	$ 92,314
At the Market Offering Program [Member]
Weighted Average Price Received Per Share	$ 5.41	$ 5.15	$ 6.23	$ 6.37	$ 6.70	$ 6.84	$ 5.41
Stock Issued During Period Shares New Issues	6,775,187	3,073,326	3,170,727	1,771,301	4,337,931	1,267,894
Stock Issued During Period, Value, New Issues	$ 36,037	$ 15,566	$ 19,447	$ 11,098	$ 28,495	$ 8,503
Follow-on Offering [Member]
Weighted Average Price Received Per Share				$ 6.35
Stock Issued During Period Shares New Issues				7,000,000
Stock Issued During Period, Value, New Issues				$ 44,218